Loans	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Disclosure of loans [text block]	18 – Loans The entire loan book presented includes loans classified at amortized cost, loans at fair value through other comprehensive income and loans at fair value through profit and loss. The below table gives an overview of the Group’s loan exposure by industry, and is based on the NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code of the counterparty. NACE is a standard European industry classification system. Loans by industry classification in € m. Dec 31, 2024 Dec 31, 2023 Agriculture, forestry and fishing 336 386 Mining and quarrying 4,342 3,130 Manufacturing 28,359 30,564 Electricity, gas, steam and air conditioning supply 5,017 4,734 Water supply, sewerage, waste management and remediation activities 598 486 Construction 4,604 4,494 Wholesale and retail trade, repair of motor vehicles and motorcycles 22,481 22,127 Transport and storage 5,347 5,617 Accommodation and food service activities 2,749 1,865 Information and communication 9,940 8,082 Financial and insurance activities 133,350 116,298 Real estate activities 51,535 50,793 Professional, scientific and technical activities 6,623 6,958 Administrative and support service activities 9,496 9,385 Public administration and defense, compulsory social security 6,235 6,131 Education 313 281 Human health services and social work activities 4,170 4,432 Arts, entertainment and recreation 840 1,072 Other service activities 7,341 5,624 Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use 204,282 216,056 Activities of extraterritorial organizations and bodies 22 0 Gross loans 507,981 498,516 (Deferred expense)/unearned income 1,352 1,675 Loans less (deferred expense)/unearned income 506,629 496,841 Less: Allowance for loan losses 5,697 5,208 Total loans 500,932 491,632